Performance Management	Jan. 27, 2026
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares are different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by calling 1-877-594-1249.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	8.55%
Worst Quarter:	6/30/2022	(12.41)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.55%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Class A shares
Return before taxes	4.23%	4.29%	4.65%
Return after taxes on distributions	3.69%	3.53%	3.82%
Return after taxes on distribution and sale of Fund shares	2.89%	3.19%	3.47%
Investor Class shares
Return before taxes	9.85%	4.74%	4.50%
Institutional Class shares
Return before taxes	10.92%	5.64%	5.34%
Dow Jones Conservative Portfolio Index(1) (reflects no deduction for fees, expenses or taxes)	7.09%	0.96%	2.87%
Dow Jones Moderately Conservative Portfolio Index(2) (reflects no deduction for fees, expenses or taxes)	10.37%	2.95%	5.17%
Dow Jones Moderate Portfolio Index(3) (reflects no deduction for fees, expenses or taxes)	13.82%	5.31%	7.39%

(1)	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(2)	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

(3)	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Performance Availability Phone [Text]	1-877-594-1249
The Teberg Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s No-Load Class shares for each of the past ten full calendar years. The performance table compares the performance of the Fund’s No-Load Class shares over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.tebergfund.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s No-Load Class shares for each of the past ten full calendar years.
Bar Chart [Heading]	No-Load Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	19.19%
Worst Quarter:	3/31/2020	(20.35)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the years ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance [Table]
	One Year	Five Years	Ten Years
No-Load Class shares
Return Before Taxes	18.67%	13.39%	11.86%
Return After Taxes on Distributions	18.63%	13.29%	11.73%
Return After Taxes on Distributions and Sale of Fund Shares	11.07%	10.74%	9.86%
Investor Class(1)
Return before taxes	17.58%	13.04%	11.69%
Dow Jones Aggressive Portfolio Index(2) (reflects no deduction for fees, expenses, or taxes)	20.09%	10.07%	11.42%
Dow Jones Moderately Aggressive Portfolio Index(3) (reflects no deduction for fees, expenses, or taxes)	16.73%	7.64%	9.35%
S&P 500® Total Return Index(4) (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Dow Jones Industrial Average(5) (reflects no deduction for fees, expenses, or taxes)	14.92%	11.58%	13.11%

(1)	The inception date for the Investor Class shares is February 29, 2024. Investor Class performance prior to February 29, 2024 shown in the table is for the No-Load Class.

(2)	The Dow Jones Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 100% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

(3)	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 80% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

(4)	The S&P 500® Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.

(5)	The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.tebergfund.com
Absolute Capital Defender Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares are different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by calling 1-877-594-1249.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2020	6.84%
Worst Quarter:	3/31/2020	(9.05)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Class A shares
Return before taxes	3.06%	3.70%	3.64%
Return after taxes on distributions	2.33%	2.89%	2.96%
Return after taxes on distributions and sale of Fund shares	2.34%	2.76%	2.73%
Investor Class shares
Return before taxes	8.55%	4.14%	3.48%
Institutional Class shares
Return before taxes	9.60%	5.01%	4.31%
Dow Jones Conservative Portfolio Index(1) (reflects no deduction for fees, expenses or taxes)	7.09%	0.96%	2.87%
Dow Jones Moderately Conservative Portfolio Index(2) (reflects no deduction for fees, expenses or taxes)	10.37%	2.95%	5.13%
Dow Jones Moderate Portfolio Index(3) (reflects no deduction for fees, expenses or taxes)	13.82%	5.31%	7.39%

(1)	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

(2)	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

(3)	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Performance Availability Phone [Text]	1-877-594-1249